Debt - Additional Information (Detail) $ in Thousands			1 Months Ended	12 Months Ended
	Jun. 30, 2016 USD ($)	Dec. 10, 2012 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Nov. 30, 2012 USD ($)
Disclosure Of Borrowings [Line Items]
Net Debt to EBITDA ratio				0.9	(1.7)
Revolving credit facility [member]
Disclosure Of Borrowings [Line Items]
Borrowings						$ 375,000
Current net leverage ratio				0.9
LIBOR interest plus margin				2.00%
Loan undrawn standby fee				0.50%
Loan undrawn standby fee paid	$ 2,031
Prepaid loan cost				$ 1,272	$ 1,772
Revolving credit facility [member] | Amended and restated credit agreement [member]
Disclosure Of Borrowings [Line Items]
Borrowings	250,000		$ 250,000
Additional borrowing capacity	$ 100,000		$ 100,000
Borrowings maturity			Jun. 13, 2020
Aggregate unsecured indebtedness				850,000
Secured indebtedness incurred				200,000
Unsecured indebtedness				$ 150,000
Net Debt to EBITDA ratio				3.5
Minimum EBITDA to Interest ratio				3
Loan undrawn standby fee paid				$ 0
Senior notes [member]
Disclosure Of Borrowings [Line Items]
Borrowings maturity		Dec. 15, 2020
Senior notes issued		$ 589,500
Notes issued at par value		$ 600,000
Notes issued coupon rate		6.125%
Principal amount notes redemption price				At any time prior to December 15, 2016 at a redemption price equal to 100% of the aggregate principal amount of the notes at the treasury yield plus 50 basis points, and any accrued and unpaid interest
Fair market value of notes issued				$ 596,000
Deferred financing cost				$ 6,217	$ 8,411